Financial instruments - Financial liabilities at fair value through profit or loss (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Carrying Value	£ 138,592	£ 160,943
Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	120,208	123,529
Fair Value	120,208	123,529
Convertible Senior Secured Notes
Financial instruments
Carrying Value	115,247	112,799
Convertible Senior Secured Notes | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	115,247	112,799
Fair Value	115,247	112,799
Warrant liabilities | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	4,961	10,730
Fair Value	£ 4,961	£ 10,730